Segment Information	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
Segment Information

Note 6 – Segment Information

This segment structure reflects the financial information and reports used by the Company’s management, specifically its Chief Operating Decision Maker (“CODM”), to make decisions regarding the Company’s business, including resource allocations and performance assessments, as well as the current operating focus in compliance with Accounting Standards Codification (“ASC”) 280, Segment Reporting.

The Company has one operating and reportable segment, PressureSafe™ & DFU device activity. The PressureSafe™ & DFU device utilizes IR spectroscopy combined with an AI technology platform to develop non-invasive devices for various medical indications, by detecting and measuring various biomarkers and molecules in the blood and in human tissue in real-time.

To date, the Company has not generated revenue. The Company expects to continue to incur significant expenses and operating losses as its product matures for distribution.

The accounting policies of the Company segment are the same as those used in the preparation of its financial statements. The CODM assesses the performance of its operations based on net loss.

The measure of segment assets is reported on the balance sheet as total assets.

The following table presents information about the Company’s single reportable segment by significant expenses categories regularly reviewed by the CODM for the three months ended March 31, 2025, and March 31, 2024:

	For the three months ended March 31
	2025	2024
	US Dollars (In thousands)
Research and development expenses
Salaries and related expenses	29	187
Subcontractors	4	121
Materials	7	-
Usability study	5	14
Other expenses	13	32
Less- government grants	(41)	(180)
Research and development expenses, net	17	174

Marketing expenses	1	2

General and administrative expenses
Salaries and related expenses	21	54
Professional expenses	123	165
Rent and Maintenance	25	32
Other expenses	9	16
Total General and administrative expenses	178	267

Financial expenses (income), net	520	(1)
Depreciation	3	9
Stock-based compensation	54	206

Segment net loss	773	657

IR-Med Inc.

Notes to the Interim Unaudited Condensed Consolidated Financial Statements

Note 17 – Segment Information

This segment structure reflects the financial information and reports used by the Company’s management, specifically its CODM, to make decisions regarding the Company’s business, including resource allocations and performance assessments, as well as the current operating focus in compliance with ASC 280, Segment Reporting.

The Company reports segment information based on the management approach, which designates the internal reporting used by the CODM, the Company’s Chief Executive Officer and Chairman of the Board, for making decisions and assessing performance as the source of the Company’s reportable segments.

The Company has one operating and reportable segment, PressureSafe™ & DFU device activity. The PressureSafe™ & DFU device utilizes Infra-Red-light spectroscopy (IR) combined with an Artificial Intelligence (AI) technology platform to develop non-invasive devices for various medical indications, by detecting and measuring various biomarkers and molecules in the blood and in human tissue in real-time.

To date, the Company has not generated revenue. The Company expects to continue to incur significant expenses and operating losses as its product matures for distribution.

The accounting policies of the Company segment are the same as those described in the summary of significant accounting policies. The CODM assesses performance of its operations based on net loss excluding non-cash items (depreciation and stock-based compensation).

As such, the CODM uses cash forecast model in deciding how to invest into the PressureSafe™ & DFU segment. Such models are reviewed to assess the entity-wide operating results and performance. Net loss (excluding non-cash items) is used to monitor budget versus actual results. Monitoring budgeted versus actual results is used in assessing performance of the segment along with cash forecast model.

The measure of segment assets is reported on the balance sheet as total assets.

The following table presents information about the Company’s single reportable segment by significant expenses categories regularly reviewed by the CODM for the year ended December 31, 2024 and 2023:

	For the year	For the year
	ended	ended
	December 31,	December 31,
	2024	2023
	US Dollars (In thousands)
Research and development expenses
Salaries and related expenses	489	778
Subcontractors	464	794
Materials	1	55
Usability study	33	153
Other expenses	148	123
Less- government grants	(468)	—
Research and development expenses, net	667	1,903

Marketing expenses	5	163

General and administrative expenses
Salaries and related expenses	86	242
Professional expenses	504	683
Rent and Maintenance	115	94
Other expenses	58	127
Total General and administrative expenses	763	1,146

Other income	(48)	—
Financial expenses (income), net	6	(2)

Segment net loss	1,393	3,210
Reconciliation of profit or loss adjustments and reconciling items
Depreciation	21	17
Stock-based compensation	485	1,682

Net loss	1,899	4,909

IR-Med, Inc.

Notes to the Consolidated Financial Statements